TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

TOTAL INVESTMENTS – 0.0% (Cost $0)	$ -
OTHER ASSETS IN EXCESS OF LIABILITIES- 100.0%	88,083,664
NET ASSETS - 100.0%	$ 88,083,664

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 86.5%
EQUITY - 86.5%
362,540	iShares Core S&P 500 ETF					$ 272,021,012
TOTAL EXCHANGE-TRADED FUNDS (Cost $224,188,517)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 6.0%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 6.0%
855	CME E-Mini Standard & Poor's 500 Index Futures	EDF	12/17/2027	$ 7,350	$ 337,233,375	$ 18,713,813
TOTAL FUTURE OPTIONS PURCHASED (Cost - $19,514,914)

	TOTAL INVESTMENTS - 92.5% (Cost $243,703,431)					$ 290,734,825
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.5%					23,441,882
	NET ASSETS - 100.0%					$ 314,176,707

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
111	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/21/2026	$ 41,731,838	$ 72,134
TOTAL FUTURES CONTRACTS

CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS AGILITY SHARES HEDGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.3%
	AEROSPACE & DEFENSE - 0.6%
200	Boeing Company (The)(a)	$ 43,228
156	Honeywell Aerospace, Inc.(a)	32,251
126	Howmet Aerospace, Inc.	35,565
135	Lockheed Martin Corporation, Class B	78,670
		189,714
	ASSET MANAGEMENT - 0.9%
71	Blackrock, Inc.	77,418
1,094	Blackstone, Inc.	139,758
1,000	Charles Schwab Corporation (The)	105,240
		322,416
	BANKING - 3.4%
5,805	Bank of America Corporation	359,619
1,019	Citigroup, Inc.	134,967
1,799	JPMorgan Chase & Company	632,869
150	US Bancorp	9,452
150	Wells Fargo & Company	12,968
		1,149,875
	BEVERAGES - 0.4%
862	Coca-Cola Company (The)	75,503
424	PepsiCo, Inc.	59,173
		134,676
	BIOTECH & PHARMA - 1.3%
230	Amgen, Inc.	88,587
172	Bristol-Myers Squibb Company	11,233
104	Eli Lilly & Company	119,480
150	Gilead Sciences, Inc.	19,532
782	Merck & Company, Inc.	101,816
70	Regeneron Pharmaceuticals, Inc.	53,384
50	Vertex Pharmaceuticals, Inc.(a)	23,855
500	Viatris, Inc.	8,780
		426,667
	CABLE & SATELLITE - 0.2%
731	EchoStar Corporation, Class A(a)	61,470

TOEWS AGILITY SHARES HEDGED RISK ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026
Shares		Fair Value
	COMMON STOCKS — 40.3% (Continued)
	CHEMICALS - 0.1%
100	Albemarle Corporation	$ 11,764
814	Dow, Inc.	24,656
		36,420
	E-COMMERCE DISCRETIONARY - 1.3%
1,668	Amazon.com, Inc.(a)	452,995

	ELECTRIC UTILITIES - 0.5%
815	American Electric Power Company, Inc.	104,198
19	Duke Energy Corporation	2,383
300	FirstEnergy Corporation	14,493
415	NextEra Energy, Inc.	36,072
		157,146
	ELECTRICAL EQUIPMENT - 0.8%
360	Eaton Corporation PLC	149,471
8	GE Vernova, Inc.	7,922
156	Honeywell International, Inc.	37,916
182	Keysight Technologies, Inc.(a)	58,073
50	Rockwell Automation, Inc.	24,004
		277,386
	ENGINEERING & CONSTRUCTION - 0.4%
50	Comfort Systems USA, Inc.	86,485
73	EMCOR Group, Inc.	58,212
		144,697
	ENTERTAINMENT CONTENT - 0.0%(b)
100	Walt Disney Company (The)	9,619

	FOOD - 0.6%
3,559	Mondelez International, Inc., Class A	221,761

	GAS & WATER UTILITIES - 0.2%
1,605	NiSource, Inc.	71,310

TOEWS AGILITY SHARES HEDGED RISK ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026
Shares		Fair Value
	COMMON STOCKS — 40.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.7%
598	UnitedHealth Group, Inc.	$ 247,811

	HOME CONSTRUCTION - 0.0%(b)
31	DR Horton, Inc.	4,435

	HOUSEHOLD PRODUCTS - 0.1%
249	Procter & Gamble Company (The)	35,978

	INSURANCE - 0.1%
75	Berkshire Hathaway, Inc., Class B(a)	38,366

	INTERNET MEDIA & SERVICES - 2.5%
920	Alphabet, Inc., Class A	327,639
376	Alphabet, Inc., Class C	134,100
379	Meta Platforms, Inc., Class A	210,993
2,453	Netflix, Inc.(a)	175,905
150	Uber Technologies, Inc.(a)	10,554
		859,191
	LEISURE FACILITIES & SERVICES - 0.7%
342	Marriott International Inc, Class A	127,508
225	McDonald's Corporation	60,894
203	Royal Caribbean Cruises Ltd.	64,615
		253,017
	MACHINERY - 0.2%
71	Caterpillar, Inc.	57,852

	MEDICAL EQUIPMENT & DEVICES - 0.0%(b)
49	Medtronic PLC	4,184
31	Zimmer Biomet Holdings, Inc.	2,912
		7,096
	METALS & MINING - 0.3%
1,714	Freeport-McMoRan, Inc.	107,348

	OIL & GAS PRODUCERS - 2.1%
115	APA Corporation	4,292

TOEWS AGILITY SHARES HEDGED RISK ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026
Shares		Fair Value
	COMMON STOCKS — 40.3% (Continued) OIL & GAS PRODUCERS - 2.1% (Continued)
429	Chevron Corporation	$ 84,440
1,465	ConocoPhillips	176,503
646	Devon Energy Corporation	29,154
350	EQT Corporation	18,652
128	ExxonMobil Holdings Corporation	19,896
700	Kinder Morgan, Inc.	22,526
675	Marathon Petroleum Corporation	213,617
2,132	Williams Companies, Inc. (The)	152,523
		721,603
	RESIDENTIAL REIT - 0.1%
252	Camden Property Trust	27,924

	RETAIL - CONSUMER STAPLES - 1.2%
3,555	Walmart, Inc.	395,316

	RETAIL - DISCRETIONARY - 0.9%
782	Home Depot, Inc. (The)	259,593
189	Lowe's Companies, Inc.	39,276
		298,869
	SEMICONDUCTORS - 7.2%
114	Advanced Micro Devices, Inc.(a)	54,281
253	Applied Materials, Inc.	128,441
4,198	Broadcom, Inc.	1,634,198
37	Intel Corporation(a)	3,337
91	Lam Research Corporation	26,665
11	Micron Technology, Inc.	9,053
2,391	NVIDIA Corporation	479,993
60	ON Semiconductor Corporation(a)	4,897
786	QUALCOMM, Inc.	116,021
		2,456,886
	SOFTWARE - 3.7%
24	Crowdstrike Holdings, Inc., Class A(a)	4,581
259	Gen Digital, Inc.	7,110
163	Intuit, Inc.	51,519
2,077	Microsoft Corporation	965,224

TOEWS AGILITY SHARES HEDGED RISK ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026
Shares		Fair Value
	COMMON STOCKS — 40.3% (Continued)
	SOFTWARE - 3.7% (Continued)
421	Oracle Corporation	$ 54,675
1,471	Palantir Technologies, Inc., Class A(a)	181,021
		1,264,130
	SPECIALTY FINANCE - 0.1%
203	Capital One Financial Corporation	42,429

	STEEL - 0.3%
197	Nucor Corporation	50,686
188	Steel Dynamics, Inc.	47,237
		97,923
	TECHNOLOGY HARDWARE - 6.5%
3,973	Apple, Inc.	1,227,300
11	Ciena Corporation(a)	4,148
1,913	Cisco Systems, Inc.	221,889
577	Corning, Inc.	79,770
277	Dell Technologies, Inc., Class C	112,287
1,950	Hewlett Packard Enterprise Company	93,405
5	Sandisk Corporation(a)	6,074
306	Seagate Technology Holdings PLC	261,976
399	Western Digital Corporation	217,391
		2,224,240
	TECHNOLOGY SERVICES - 0.2%
219	Visa, Inc., Class A	80,182

	TELECOMMUNICATIONS - 0.1%
750	AT&T, Inc.	17,438

	TOBACCO & CANNABIS - 2.3%
5,776	Altria Group, Inc.	394,674
2,159	Philip Morris International, Inc.	411,981
		806,655
	TRANSPORTATION & LOGISTICS - 0.3%
750	Delta Air Lines, Inc.	65,580
132	Union Pacific Corporation	38,561
		104,141

TOEWS AGILITY SHARES HEDGED RISK ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026

Shares						Fair Value

	TOTAL COMMON STOCKS (Cost $5,866,235)					$ 13,804,982

	EXCHANGE-TRADED FUNDS — 53.2%
	EQUITY - 53.2%
9,400	iShares Core S&P 500 ETF					7,053,008
6,355	iShares Morningstar Growth ETF					710,362
3,499	SPDR Portfolio S&P 500 Growth ETF					409,873
9,600	State Street Communication Services Select Sector SPDR ETF					1,039,104
8,700	State Street Consumer Discretionary Select Sector SPDR ETF					1,009,983
2,900	State Street Energy Select Sector SPDR ETF					172,695
21,600	State Street Financial Select Sector SPDR ETF					1,229,904
8,600	State Street Health Care Select Sector SPDR ETF					1,397,930
6,500	State Street Industrial Select Sector SPDR ETF					1,168,960
3,600	State Street Materials Select Sector SPDR ETF					181,548
9,400	State Street Real Estate Select Sector SPDR ETF					423,658
11,700	State Street Technology Select Sector SPDR ETF					2,051,595
6,500	State Street Utilities Select Sector SPDR ETF					288,275
5,121	Vanguard Morningstar Mega Cap Growth ETF					442,096
2,699	Vanguard Russell 1000 Growth ETF					329,035
511	Vanguard S&P 500 ETF					350,878
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,926,663)					18,258,904

Contracts(c)
	FUTURE OPTIONS PURCHASED - 5.3%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 5.3%
86	CME E-mini Standard & Poor’s 500 Future	EDF	09/17/2027	$ 7,450	$ 33,589,450	1,823,200
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,945,900)

	TOTAL INVESTMENTS - 98.8% (Cost $24,738,798)					$ 33,887,086
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%					417,396
	NET ASSETS - 100.0%					$ 34,304,482
CME - Chicago Mercantile Exchange

EDF - ED&F Man Capital Markets, Inc.

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

(a) Non-income producing security.

(b) Percentage rounds to less than 0.1%.

(c) Each contract is equivalent to one futures contract.